Taxes on Income (Details) $ in Thousands, ₪ in Millions					12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 15, 2021	Dec. 31, 2017	Jan. 01, 2017 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Taxes on Income (Details) [Line Items]
Israeli corporate income tax rate					23.00%
Dividend withholding tax rate		20.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		30.00%
Released earnings, description	Assets used by the company, salaries of newly recruited employees, for a period of up to 5 years.
Paid of corporate tax (in Dollars)	$ 11,485
Corporate tax on exempt income (in Dollars)	$ 133,751
Tax rate			7.50%		20.00%
Percentage of corporate tax rate			12.00%
Benefitted intangible assets (in New Shekels) | ₪				₪ 200
Undistributed earnings of foreign subsidiaries (in Dollars)					$ 17,734
Corporate tax rate (in Dollars)					2,211
Carryforward operating tax losses (in Dollars)					98,500
Unrecognized tax benefit (in Dollars)					$ 131	$ 788
Minimum [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax		30.00%
Effective tax rate		6.00%
Tax rate					20.00%
Maximum [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax		(60.00%)
Effective tax rate		17.50%
Israeli [Member]
Taxes on Income (Details) [Line Items]
Tax rate					16.00%
Preferred Technology [Member]
Taxes on Income (Details) [Line Items]
Tax rate			12.00%		7.50%
Preferred Technology [Member] | Israeli [Member]
Taxes on Income (Details) [Line Items]
Tax rate					12.00%
Gateway Ltd [Member]
Taxes on Income (Details) [Line Items]
Carryforward operating tax losses (in Dollars)					$ 6,300
Kornit Digital UK Ltd [Member]
Taxes on Income (Details) [Line Items]
Carryforward operating tax losses (in Dollars)					900
Tesoma GmbH [Member]
Taxes on Income (Details) [Line Items]
Carryforward operating tax losses (in Dollars)					$ 200